Accounting policies - IFRS 16 Implementation - Additional Information (Detail) - GBP (£) £ / shares in Units, £ in Millions			12 Months Ended
		Jan. 01, 2019	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[2]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	[1]		£ 1,734.5
Lease liabilities			2,249.7
Change in operating profit			£ 61.0
Weighted average discount rate		5.40%
Retained earnings		£ 128.9
Deferred tax assets		27.8
Diluted earnings per share	[1]		£ 0.679	£ 0.654	[2]	£ 1.539
Impact on Initial Application of IFRS16 [member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		1,895.1		£ 1,895.1
Lease liabilities		2,326.2		£ 2,326.2
Reduction in other creditors		233.5
Reduction in property provisions		£ 68.7
Diluted earnings per share			£ (0.018)

[1]	Figures have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.